ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ORGANIZATION AND BASIS OF PRESENTATION
Net cash used in operating activities	$ 3,585	$ (9,991)	$ (16,061)
Net cash provided by (used in) investing activities	13,050	(41,851)	70,855
Net cash provided by (used in) financing activities	(15,333)	33,356	(340,836)
PRC Domestic Entities
ORGANIZATION AND BASIS OF PRESENTATION
Net cash used in operating activities	(1,567)	(74,524)	(154,091)
Net cash provided by (used in) investing activities	(1,655)	2,979	11,340
Net cash provided by (used in) financing activities	$ (12,217)	$ 85,970	$ (55,084)